PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 1,816
Balance at end of year	1,341	$ 1,816
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,591	4,524	$ 4,351
Additions during year		67	173
Deletions during year
Balance at end of year	4,591	4,591	4,524
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	207	200	200
Additions during year		7
Deletions during year
Balance at end of year	207	207	200
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	795	764	755
Additions during year		31	9
Deletions during year
Balance at end of year	795	795	764
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,561	1,532	1,368
Additions during year		29	164
Deletions during year
Balance at end of year	1,561	1,561	1,532
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,028	2,028	2,028
Additions during year
Deletions during year
Balance at end of year	2,028	2,028	2,028
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,775	2,297	1,846
Additions during year	475	478	451
Deletions during year
Balance at end of year	3,250	2,775	2,297
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	95	82	60
Additions during year	14	13	22
Deletions during year
Balance at end of year	109	95	82
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	561	498	438
Additions during year	48	63	60
Deletions during year
Balance at end of year	609	561	498
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,167	982	829
Additions during year	184	185	153
Deletions during year
Balance at end of year	1,351	1,167	982
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	952	735	519
Additions during year	229	217	216
Deletions during year
Balance at end of year	1,181	952	735
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,816	2,227	2,505
Balance at end of year	1,341	1,816	2,227
Net book value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	112	118	140
Balance at end of year	98	112	118
Net book value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	234	266	317
Balance at end of year	186	234	266
Net book value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	394	550	539
Balance at end of year	210	394	550
Net book value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,076	1,293	1,509
Balance at end of year	$ 847	$ 1,076	$ 1,293